Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other Equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2022	SFr 1,153,483	SFr 269,511,610	SFr 64,620,223	SFr (6,278,763)	SFr (657,870)	SFr 26,426,243	SFr (349,862,015)	SFr 4,912,911
Net profit / (loss) for the period							(10,556,227)	(10,556,227)	[1]
Other comprehensive loss for the year					(2,000)	(506,167)		(508,167)
Total comprehensive profit / (loss) for the period					(2,000)	(506,167)	(10,556,227)	(11,064,394)
Issue of treasury shares	329,000			(329,000)
Exercise ESOP (treasury shares IFRS 2)	125,272			(125,272)
Cost of treasury shares issuance		(30,804)						(30,804)
Sale of pre-funded warrants						3,382,259		3,382,259
Cost of pre-funded warrants sold						(136,327)		(136,327)
Exercise of pre-funded warrants	235,790	3,046,123				(3,245,932)		35,981
Costs of pre-funded warrants exercised		(53,445)						(53,445)
Value of warrants		(2,760,143)				2,760,143
Value of share-based services						1,794,467		1,794,467
Movement in treasury shares:
Sale of treasury shares		(3,472,140)		5,824,973				2,352,833
Costs related to the sale of treasury shares		(36,747)						(36,747)
Net sales / (purchases) under liquidity agreement		(817)		(1,504)				(2,321)
Costs under sale agency agreement		(8,948)						(8,948)
Ending balance at Dec. 31, 2023	1,843,545	266,194,689	64,620,223	(909,566)	(659,870)	30,474,686	(360,418,242)	1,145,465
Net profit / (loss) for the period							7,055,787	7,055,787
Other comprehensive loss for the year					985	(413,838)		(412,853)
Total comprehensive profit / (loss) for the period					985	(413,838)	7,055,787	6,642,934
Cost of treasury shares issuance		(7,037)						(7,037)
Costs of pre-funded warrants exercised		(4,259)						(4,259)
Value of share-based services						1,661,033		1,661,033
Movement in treasury shares:
Sale of treasury shares		204,750		30,507				235,257
Costs related to the sale of treasury shares		(1,764)						(1,764)
Net sales / (purchases) under liquidity agreement		(3,709)		9,351				5,642
Ending balance at Dec. 31, 2024	1,843,545	266,382,670	64,620,223	(869,708)	(658,885)	31,721,881	(353,362,455)	9,677,271
Net profit / (loss) for the period							(6,728,246)	(6,728,246)
Other comprehensive loss for the year					(514)	558,520		558,006
Total comprehensive profit / (loss) for the period					(514)	558,520	(6,728,246)	(6,170,240)
Issue of treasury shares	343,000			(343,000)
Cost of treasury shares issuance		(11,042)						(11,042)
Value of warrants		(65,609)				65,609
Value of share-based services						70,820		70,820
Movement in treasury shares:
Sale of treasury shares		1,033,978		196,126				1,230,104
Costs related to the sale of treasury shares		(28,850)						(28,850)
Net sales / (purchases) under liquidity agreement		(2,973)		1,602				(1,371)
Ending balance at Dec. 31, 2025	SFr 2,186,545	SFr 267,308,174	SFr 64,620,223	SFr (1,014,980)	SFr (659,399)	SFr 32,416,830	SFr (360,090,701)	SFr 4,766,692

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented